STOCKHOLDERS' EQUITY (DEFICIT) (Summary of Stock Option Activity) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares
Outstanding, beginning balance	36,667,616	39,833,438	39,755,113
Granted	13,985,000	1,968,000	290,000
Cancelled	(2,235,000)	(4,640,000)	(64,800)
Expired	(556,737)	(190,783)
Exercised	(9,402)	(303,039)	(146,875)
Outstanding, ending balance	47,851,477	36,667,616	39,833,438
Weighted Average Exercise Price per Share
Outstanding, beginning balance	$ 0.23	$ 0.39	$ 0.44
Granted	$ 0.11	$ 0.15	$ 0.14
Cancelled	$ 0.12	$ 0.14	$ 0.14
Expired	$ 0.04	$ 34.72
Exercised	$ 2.01	$ 0.04	$ 0.04
Outstanding, ending balance	$ 0.21	$ 0.23	$ 0.39
Weighted Average Remaining Contractual Life (Years)
Outstanding, beginning balance	6 years 1 month 6 days	7 years 2 months 12 days	8 years 2 months 12 days
Granted	5 years 9 months 18 days	6 years 10 months 6 days	7 years 6 months
Outstanding, ending balance	5 years 4 months 24 days	6 years 1 month 6 days	7 years 2 months 12 days